DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details Narrative) - USD ($)							8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 07, 2022	Aug. 16, 2022	Aug. 31, 2021	Aug. 18, 2021	Aug. 18, 2021	Aug. 13, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 11, 2023	Aug. 13, 2022
Property, Plant and Equipment [Line Items]
Date of incorporation								Feb. 12, 2021	Feb. 12, 2021
Price per shares				$ 10	$ 10
Proceeds from initial public offering						$ 116,725,000
Proceeds from sale of private placement units							$ 5,216,750	$ 1,150,000	$ 5,216,750
Sale of units				11,500,000
Proceeds from issuance or sale of equity				$ 15,000,000
Payments of Stock Issuance Costs							$ 770,143		770,143
Payments for Underwriting Expense						1,950,000
Other costs						768,893
Cash								118,183	337,595
Working capital deficit								$ 1,001,001
Working capital surplus									262,964
Business combination, net tangible assets									5,000,001
Transaction Of Initial Public Offering						6,168,893
Working Capital									$ 262,964
Excise Tax Rate		1.00%
Forecast [Member]
Property, Plant and Equipment [Line Items]
Deposits										$ 1,150,000
Post Business Combination [Member]
Property, Plant and Equipment [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								50.00%	50.00%
Aerwins [Member] | Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred	$ 600,000,000
Business Acquisition, Share Price	$ 10
Merger consideration description	The Merger Consideration otherwise payable to AERWINS stockholders is subject to the withholding of a number of shares of the Company common stock equal to three percent (3.0%) of the Merger Consideration to be placed in escrow for post-closing adjustments (if any) to the Merger Consideration.
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value of business acquisition								80.00%	80.00%
Business combination, net tangible assets								$ 5,000,001
Minimum [Member] | Aerwins [Member] | Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Net working capital	$ 3,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Working capital loans								$ 1,500,000	$ 1,500,000
Redemption Of Outstanding Public Shares Percentage									100.00%
Working Capital									$ 1,500,000
Maximum [Member] | Forecast [Member]
Property, Plant and Equipment [Line Items]
Deposits											$ 1,000,000
Maximum [Member] | Aerwins [Member] | Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Net working capital	$ 3,000,000
Underwriters [Member]
Property, Plant and Equipment [Line Items]
Payments for Underwriting Expense						1,950,000
Deferred Offering Costs						$ 3,450,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, Shares						10,000,000
Price per shares						$ 10
Proceeds from initial public offering						$ 100,000,000
Sale of units					11,500,000
Payments of Stock Issuance Costs						6,168,893
Payments for Underwriting Expense						1,950,000
Deferred Offering Costs						3,450,000
Other costs						768,893
Cash available for working capital						$ 823,378
Business combination description								The Company will have until February 13, 2023 to consummate a Business Combination. If the Company is unable to complete a Business Combination within 12 months (or up to 18 months from the closing of the IPO at the election of the Company in two separate three month extensions subject to satisfaction of certain conditions, including the deposit of up to $1,000,000, or $1,150,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per Unit in either case) for each three month extension, into the Trust Account, or as extended by the Company’s stockholders in accordance with the third amended and restated certificate of incorporation) from the closing of the Offering to consummate a Business Combination (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
IPO [Member] | Underwriters [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, Shares						1,500,000
Proceeds from initial public offering								$ 2,300,000	$ 2,300,000
Deferred Offering Costs								$ 3,450,000
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, Shares						469,175
Price per shares						$ 10
Proceeds from initial public offering						$ 4,691,750
Proceeds from sale of private placement units				$ 5,216,750		$ 4,691,750
Sale of units				521,675	521,675
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, Shares				1,500,000
Price per shares				$ 10	$ 10			$ 10.15	$ 0.1
Proceeds from initial public offering				$ 15,000,000
Proceeds from sale of private placement units				$ 525,000
Sale of units				52,500
Over-Allotment Option [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Price per shares									$ 10.15
IPO and Private Placement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from issuance or sale of equity								$ 116,725,000
Additional Over Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, Shares				52,500
Proceeds from issuance or sale of equity				$ 525,000
Deferred Underwriting Commissions [Member]
Property, Plant and Equipment [Line Items]
Operating Costs and Expenses			$ 3,450,000